OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
Other Liabilities
Other liabilities
IN MILLIONS OF USD	31.12.2019	31.12.2018
Personnel payables	36.7	42.1
Other service related vendors	20.2	15.6
Payables for capital expenditure	15.9	13.6
Concession fee payables	13.7	15.1
Sales tax and other tax liabilities	9.6	11.2
Legal fees	8.3	2.3
Accrued liabilities	5.0	3.4
Insurances	5.0	4.3
Payables to NCI's	0.9	0.9
Deferred lease expenses	–	3.2
Other payables	13.9	9.8
Total	129.2	121.5

THEREOF
Current liabilities	128.5	121.5
Non-current liabilities	0.7	–
Total	129.2	121.5